Document and Entity Information	3 Months Ended
Mar. 31, 2017
Document and Entity Information
Entity Registrant Name	TC PIPELINES LP
Entity Central Index Key	0001075607
Document Type	8-K
Document Period End Date	Mar. 31, 2017
Amendment Flag	true
AmendmentDescription	Recast to consolidate PNGTS for all periods presented.
Current Fiscal Year End Date	--12-31